S000028692 [Member] Expense Example - CTIVP - Wellington Large Cap Value Fund	Dec. 31, 2025 USD ($)
CTIVP - Wellington Large Cap Value Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	895
CTIVP - Wellington Large Cap Value Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,190